VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 2.4%
Incitec Pivot Ltd.	5,815,971	$12,279,395
Treasury Wine Estates Ltd.	2,108,844	18,549,119
		30,828,514
Brazil: 3.0%
Rumo SA	3,925,800	14,595,203
Yara International ASA (NOK)	539,522	23,440,542
		38,035,745
Canada: 6.1%
Nutrien Ltd. (USD)	1,045,790	77,231,592
Chile: 3.0%
Sociedad Quimica y Minera de Chile SA (ADR)	479,819	38,894,128
China: 4.4%
China Mengniu Dairy Co. Ltd. (HKD) *	4,910,000	20,128,144
Wilmar International Ltd. (SGD)	11,398,251	36,144,865
		56,273,009
Denmark: 1.1%
Bakkafrost P/F (NOK)	164,145	10,593,770
Schouw & Co. A/S	45,628	3,829,528
		14,423,298
Germany: 8.6%
Bayer AG	1,484,355	94,993,476
K+S AG	698,952	14,910,840
		109,904,316
Indonesia: 0.3%
Golden Agri-Resources Ltd. (SGD)	18,061,345	3,883,634
Israel: 1.1%
ICL Group Ltd. (USD) †	2,071,455	14,085,894
Japan: 4.0%
Kubota Corp. †	2,435,630	36,839,979
Maruha Nichiro Corp. †	142,200	2,542,852
NH Foods Ltd. †	274,500	7,921,416
Nissui Corp. †	935,500	3,826,255
		51,130,502
Malaysia: 2.4%
IOI Corp. Bhd	7,254,655	6,281,384
Kuala Lumpur Kepong Bhd	1,655,770	7,814,713
PPB Group Bhd	1,974,380	7,409,798
Sime Darby Plantation Bhd	8,839,300	8,582,074
		30,087,969
Netherlands: 0.8%
OCI NV	291,838	9,911,050
Norway: 3.6%
Leroy Seafood Group ASA	913,775	4,730,311
Mowi ASA †	1,510,714	27,933,343
Salmar ASA	312,712	13,617,371
		46,281,025
Russia: 0.0%
PhosAgro PJSC ∞	97,916	0
PhosAgro PJSC (USD) (GDR) ∞	1	0

	Number of Shares	Value
Russia (continued)
PhosAgro PJSC (USD) (GDR) ∞	1,892	$0
		0
Singapore: 0.7%
Charoen Pokphand Indonesia Tbk PT (IDR)	26,348,300	8,778,570
Switzerland: 0.9%
Bucher Industries AG	24,330	11,396,846
Taiwan: 0.4%
Taiwan Fertilizer Co. Ltd.	2,720,000	5,010,839
Thailand: 0.8%
Charoen Pokphand Foods PCL (NVDR)	17,610,036	10,918,053
United Kingdom: 4.4%
CNH Industrial NV (USD)	3,239,860	49,472,662
Genus Plc	170,538	6,075,225
		55,547,887
United States: 51.9%
AGCO Corp.	180,392	24,388,998
Archer-Daniels-Midland Co.	900,513	71,734,866
Balchem Corp.	69,310	8,766,329
Beyond Meat, Inc. * †	198,950	3,228,959
Bunge Ltd.	372,299	35,562,000
CF Industries Holdings, Inc.	436,092	31,612,309
Corteva, Inc.	1,262,087	76,116,467
Darling Ingredients, Inc. *	461,429	26,947,454
Deere & Co.	246,693	101,854,606
Elanco Animal Health, Inc. *	987,258	9,280,225
FMC Corp.	328,951	40,174,786
Mosaic Co.	774,130	35,517,084
Neogen Corp. *	631,479	11,694,991
Pilgrim’s Pride Corp. *	146,801	3,402,847
Toro Co.	289,427	32,172,705
Tyson Foods, Inc.	771,826	45,784,718
Zoetis, Inc.	620,666	103,303,650
		661,542,994
Total Common Stocks (Cost: $1,346,709,206)		1,274,165,865

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.2%
Money Market Fund: 1.2% (Cost: $14,761,508)
State Street Navigator Securities Lending Government Money Market Portfolio	14,761,508	14,761,508
Total Investments: 101.1% (Cost: $1,361,470,714)		1,288,927,373
Liabilities in excess of other assets: (1.1)%		(14,304,917)
NET ASSETS: 100.0%		$1,274,622,456

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VANECK AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $25,959,847.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	30.6%	$390,146,046
Materials	30.5	387,951,254
Industrials	21.2	270,720,999
Health Care	17.7	225,347,566
	100.0%	$1,274,165,865
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